Loss per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	2017	2016	2015

Net loss	$(511,714)	$(164,237)	$(64,713)
Less dividends on series B preferred shares	$(5,769)	$(5,769)	$(5,769)
Net loss attributed to common stockholders	(517,483)	(170,006)	(70,482)

Weighted average number of common shares, basic and diluted	95,731,093	80,441,517	79,518,009

Loss per share, basic and diluted	$(5.41)	$(2.11)	$(0.89)